NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Schedule of Net Operating Revenue

	2019	2018	2017
Gross operating revenue	27,218,787	30,426,548	36,338,432
Deductions from gross revenue	(7,082,604)	(8,366,534)	(12,548,778)
Taxes	(5,641,876)	(6,725,356)	(7,707,961)
Other deductions	(1,440,728)	(1,641,178)	(4,840,817)
Net operating revenue	20,136,183	22,060,014	23,789,654